Income tax expense, Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Unrecognized deferred tax assets [Abstract]
Available tax losses	$ 136,849	$ 19,268	$ 7,239
Tax effect at the applicable tax rate for each jurisdiction	39,238	5,117	1,887
Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	10,761	3,854	798
Deferred tax asset on losses not recognized	$ 28,477	$ 1,263	$ 1,089